GCAT 2023-NQM1 Trust ABS-15G

Exhibit 99.46

Marketing ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
687995491274			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA
771629011413	C	A	B	A	C	A	A	A	Closed	finding-3632	REDACTED	REDACTED	Resolved	1 - Information	A	A	Compliance	Disclosure	Consummation or Reimbursement Date Validation Test	Resolved-Resolved - Due Diligence Vendor-REDACTED DATE
Rescinded-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-REDACTED DATE	Resolved-Resolved - Due Diligence Vendor-REDACTED DATE
 Rescinded-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-REDACTED DATE
																												Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
771629011413	C	A	B	A	C	A	A	A	Closed	finding-3634	REDACTED	REDACTED	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved- - Due Diligence Vendor-01/20/2022
Ready for Review-7/22 COC CD was issued for lowered loan amount and rate to 4.575% with 0.60% discount points buy down. See attached COC CD - Due Diligence Vendor-01/19/2022
Acknowledged-Acknowledged - Due Diligence Vendor-11/19/2021
																						Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is REDACTED AMOUNT.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures .An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-REDACTED DATE		Acknowledged-Acknowledged - Due Diligence Vendor-REDACTED DATE			REDACTED	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
771629011413	C	A	B	A	C	A	A	A	Closed	finding-3631	REDACTED	REDACTED	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved- - Due Diligence Vendor-01/20/2022

Ready for Review-7/22 COC CD was issued for lowered loan amount and rate to 4.575% with 0.60% discount points buy down. See attached COC CD - Due Diligence Vendor-01/19/2022

Acknowledged-Acknowledged - Due Diligence Vendor-11/19/2021

																						Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-09/24/2021		Acknowledged-Acknowledged - Due Diligence Vendor-REDACTED DATE			REDACTED	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
771629011413	C	A	B	A	C	A	A	A	Closed	FCRE1148	REDACTED	REDACTED	Resolved	1 - Information	B	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Title Coverage Amount of REDACTED AMOUNT is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-REDACTED DATE
																						Open-Title Coverage Amount of REDACTED AMOUNT is Less than Total Amount of Subject Lien(s) - Due Diligence Vendor-REDACTED DATE		Resolved-Title Coverage Amount of REDACTED AMOUNT is equal to or greater than Total Amount of Subject Lien(s) - Due Diligence Vendor-REDACTED DATE				Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
529867953782			A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Refinance	No Cash Out - Borrower Initiated